Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB72.4 million and as of March 31, 2024 and 2025.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

BALANCE SHEETS

	As of March 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	1	2
Prepaid expenses and other current assets	25,924	26,516
Inter-company receivable	444,934	466,289
Non-current assets
Investment in subsidiaries	(43,653)	(563,937)
Total assets	427,206	(71,130)

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	2,886	(324)
Due to related parties	23,728	22,906
Other payables and accrued liabilities	32,794	38,951
Total liabilities	59,408	61,533

Shareholders’ equity
Preference share, par value US$0.001; Authorized:1,000,000 shares; none issued and outstanding As of March 31, 2024 and 2025, respectively
Ordinary shares, par value US$0.001; Authorized:99,000,000 shares; Issued and outstanding: 1,568,456 shares as of March 31, 2024 and 3,604,015 shares as of March 31, 2025	278	26
Additional paid-in capital	573,881	732,909
Accumulated deficit	(208,828)	(878,915)
Accumulated other comprehensive income	2,733	13,317
Total shareholders’ equity	367,798	(132,663)
Total liabilities and shareholders’ equity	427,206	(71,130)

STATEMENTS OF COMPREHENSIVE LOSS

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss from equity method investments	(18,396)	(50,082)	(558,399)
Operating expenses	(69,220)	(10,802)	(111,688)
Net loss	(87,616)	(60,884)	(670,087)
Foreign currency translation difference	2,445	1,456	10,584
Comprehensive loss	(85,171)	(59,428)	(659,503)

STATEMENTS OF CASH FLOWS

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
CASH FLOW FROM OPERATING ACTIVTIES
Net income	(87,616)	(60,884)	(670,087)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	18,396	50,082	558,399
Share-based compensation and expenses	63,656	8,892	111,034
Changes in operating assets and liabilities:
Inter-company receivable	1,539	(13,078)	10,624
Prepaid expenses and other current assets	-	(500)	(21,355)
Inter-company payable	-	(33,989)	(3,210)
Related-parties	-	2,901	(822)
Other payables and accrued liabilities	4,026	25,531	(5,058)
Net cash used in operating activities	1	(21,045)	(20,475)
Loan received from a shareholder	-	20,546	-
Proceeds from issuance of ordinary shares	-	-	11,724
Effect of exchange rate changes on cash and cash equivalent and restricted cash	-	498	8,752
Net change in cash and cash equivalent	1	(1)	1
Cash and cash equivalents, beginning of year	1	2	1
Cash and cash equivalents, end of year	2	1	2

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2024 and 2025, respectively.